As filed with the Securities and Exchange Commission on November 5, 2009
                                             1933 Act Registration No. 333-40937
                                             1940 Act Registration No. 811-08517


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 34 /X/

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 204 /X/

                     Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

                   Lincoln ChoicePlus, Lincoln ChoicePlus II, and Lincoln ChoicePlus Assurance (B Share)

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, Including Area Code: (260) 455-2000

                            Dennis L. Schoff, Esquire
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                     (Name and Address of Agent for Service)

                                    Copy to:
                           Ronald R. Bessette, Esquire
                   The Lincoln National Life Insurance Company
                                One Granite Place
                                Concord, NH 03301

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on October 4, 2009, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /x/ on January 24, 2010, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                     Lincoln Life Variable Annuity Account N

                      Lincoln ChoicePlus Assurance B Share

                 Supplement to the Prospectus dated May 1, 2009

This supplement to the prospectus for your Lincoln ChoicePlus Assurance variable annuity contract provides a new optional rider available for purchase beginning __________, 2009. This supplement is for informational purposes and requires no action on your part.

Lincoln Long-Term CareSM Advantage. The Lincoln Long-Term CareSM Advantage (Rider) is an optional rider that is available for purchase with your individual non-qualified variable annuity contract. The Rider provides to you monthly long-term care benefit payments (LTC Benefits) for qualified long-term care services, up to a monthly maximum limit (Maximum Monthly LTC Benefit). The Maximum Monthly LTC Benefit will be reduced if you are receiving qualified long-term care services but not residing in a nursing home or receiving hospice care. If eligible, you may first receive Acceleration Benefits which are LTC Benefits funded from your contract value and then are funded from the general account of Lincoln Life if the contract value is insufficient to fund remaining Acceleration Benefits. Once Acceleration Benefits are exhausted you may receive Extension Benefits which are LTC Benefits that are fully funded from the general account of Lincoln Life. You may also purchase a Growth Benefit that may increase your LTC Benefits. This Rider cannot be added after the contract is issued. The availability of this Rider and certain options and features of the Rider will depend upon your state's approval, and may not be available in some states. Check with your registered representative regarding availability.

Lincoln Long-Term CareSM Advantage is intended to be a Qualified Long-Term Care Insurance Policy under Section 7702B(b) of the Internal Revenue Code of 1986, as amended. The LTC Benefits provided by Lincoln Long-Term CareSM Advantage qualify as Qualified Long-Term Care insurance. Any LTC Benefits paid under this Rider will not be reported as taxable income to you, subject to the Internal Revenue Code limitations.

THE RIDER MAY NOT COVER ALL OF THE LONG-TERM EXPENSES INCURRED BY YOU DURING THE PERIOD OF COVERAGE. ACCORDINGLY, WE STRONGLY ADVISE YOU TO REVIEW CAREFULLY ALL POLICY AND RIDER LIMITATIONS. YOU MAY NEVER NEED LONG-TERM CARE SERVICES OR QUALIFY TO RECEIVE ANY OF THE BENEFITS PROVIDED UNDER THIS RIDER.

By purchasing the Rider, you will be limited in how you can invest in the subaccounts and the fixed account. You will be subject to Investment Requirements - Option 3. See Investment Requirements - Option 3 in your prospectus. The Investment Requirements will apply to your entire contract value. The fixed account will be available to you for dollar-cost averaging purposes only. In addition, when we first determine your eligibility to receive LTC Benefits, contract value equal to the LTC Guaranteed Amount will be transferred to the LTC Fixed Account (described below). Acceleration Benefits and, if elected, Growth Benefits will be paid from the LTC Fixed Account. If contract value in the LTC Fixed Account is insufficient to fund the Acceleration Benefit and the Growth Benefit we will transfer contract value into the LTC Fixed Account so that the contract value in the LTC Fixed Account is equal to the LTC Guaranteed Amount.

There is no guarantee that the Rider or certain options will be available for new purchasers in the future as we reserve the right to discontinue the Rider at any time. All guaranteed benefits under the Rider are backed by the claims-paying ability of Lincoln Life.

Eligibility Process for this Rider. If you wish to purchase the Rider, you must meet certain eligibility requirements. The person eligible to receive LTC Benefits (Covered Life) must be at least 45 years of age and no older than 79 years of age to purchase this Rider and must be a contractowner (an exception to the ownership requirement is made for grantor trusts only) and the annuitant. The Rider is only available on a single life basis. Before issuing the Rider, we will confirm your eligibility through a verification process that includes a review of prescription medications that you are taking, or have recently taken, as well as a review of statements you acknowledge as true relating to your medical history. Certain medical conditions or the use of certain medications will disqualify you from being eligible to purchase the Rider. You will be required to sign a waiver of confidentiality form that will allow us to conduct a third-party prescription drug screening at the time we process your application. A list of ineligible medications and medical history statements will be available for your review prior to applying for the Rider to help you determine if you should apply.

If the Rider is issued, we will deliver to you the appropriate contract amendments and endorsements. You will be required to sign and return one copy of the contract amendment to verify that the medical statements relating to medications and your medical history that you provided upon application for the Rider are true. The signed contract amendment must be returned to us within 45 days of the Rider Date. Failure to sign and return a signed copy of the contract amendment within 45 days of the Rider Date will result in an automatic termination of the Rider.

We will notify you if we decline to issue the Rider within 5 days of our receipt of your application that is in good order. We reserve the right to not issue the Rider or if you do not meet the eligibility requirements or do not sign the waiver of confidentiality for the prescription drug screen.

Once you purchase the Rider, the following living benefit riders, if available under your contract, are not available to you while this Rider is in force:
Lincoln SmartSecurity(R) Advantage, i4LIFE(R) Advantage with or without the Guaranteed Income Benefit, 4LATER(R)Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartIncomeSM Inflation or any other living benefits that we may offer in the future. In addition, the EEB death benefit is not available with the Rider.

Expense Table

Optional Rider Charges

The following table describes the charges for the Lincoln Long-Term CareSM Advantage rider with the Growth Benefit option and the 2+4 LTC Benefit Duration. The highest current charges are based on a female, age 79 with 100% designated to fund the Rider. Refer to your prospectus for all other fees and charges associated with your variable annuity contract.

Lincoln Long-Term CareSM Advantage:

Guaranteed Maximum Acceleration Benefit Charge: 2.50% of LTC Guaranteed Amount Highest current Acceleration Benefit Charge: 2.50% of LTC Guaranteed Amount Highest current Extension Benefit Charge: 1.50% of Extension Benefit
Highest current Optional Nonforfeiture Benefit charge: 0.22% of Extension
Benefit

Examples

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The example assumes that you are a female age 79 and invest $10,000 in the contract for the time periods indicated. The example also assumes that you have purchased the Lincoln Long-Term CareSM Advantage, elected the 2+4 LTC Benefit duration and have designated $50,000 to fund the Rider. The example assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, the Growth Benefit option and the Optional Nonforfeiture provision and that the EGMDB death benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

                1 year              3 years           5 years          10 years
------------------------------------------------------------------------------
                $1,859              $3,909            $5,746           $9,248

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                1 year               3 years         5 years           10 years
-------------------------------------------------------------------------------
                 $1,159              $3,309            $5,246           $9,248

For more information, see Charges and Other Deductions in your prospectus. Premium taxes may also apply, although they do not appear in the examples. The examples do not include persistency credits (discussed in your prospectus). Different fees and expenses not reflected in the examples may be imposed during a period in which annuity payouts are made. See Annuity Payouts in your prospectus. These examples should not be considered a representation of past or future expenses.

Definitions

Rider Date and Rider Year - The Rider Date is the effective date of the Rider, which is also the effective date of your underlying contract. The Rider Date anniversary is the latest valuation date on or after the same day as the Rider Date each calendar year. The Rider Year is the 12-month period starting with the Rider Date and starting with each anniversary of the Rider Date after that.

LTC Coverage Effective Date - The LTC Coverage Effective Date is the earliest date you may be eligible for LTC Benefits under the Rider and is the second Rider Date anniversary. The LTC Coverage Effective Date may be earlier in certain states. Your registered representative will have the specific LTC Coverage Effective Date for your state.

5th Rider Date anniversary - The date after which you may receive the maximum available LTC Benefits. Although you may be eligible to receive LTC Benefits prior to the 5th Rider Date anniversary, if you wait to begin receiving LTC Benefits until on or after the 5th Rider Date anniversary your Maximum Monthly Level Benefit will be greater than if you begin receiving LTC Benefits before your 5th Rider Date anniversary. The total amount of your LTC Benefit that is available to you will not change based on when you begin receiving LTC Benefits, but LTC Benefits will be paid out over a longer period of time if you begin receiving them prior to the 5th Rider Date anniversary.

Deductible Period - Once you have reached the LTC Coverage Effective Date and are otherwise eligible to receive LTC Benefit payments, you must wait 90 days (the Deductible Period) before receiving any LTC Benefits. During the Deductible Period, LTC Benefit payments will not be paid even though you are receiving qualified long-term care services covered under the Rider. The Deductible Period cannot begin prior to the LTC Coverage Effective Date. The Deductible Period must only be satisfied once under the Rider, and we will waive the Deductible Period if you are receiving hospice care.

Maximum Monthly LTC Benefit - The Maximum Monthly LTC Benefit is the maximum amount of LTC Benefits we will pay in any calendar month. The Maximum Monthly LTC Benefit is equal to the sum of the Maximum Monthly Level Benefit and the Maximum Monthly Growth Benefit, if elected. The Maximum Monthly Level Benefit is the monthly limit for Acceleration and Extension Benefits. The Maximum Monthly Growth Benefit is the monthly limit for Growth Benefits.

Your Choices under the Rider.

When you purchase the Rider, you will make the following choices:
o the portion of purchase payments that will be allocated to fund your LTC Benefits; o the LTC Benefit Option; o the LTC Benefit Duration; and o the Nonforfeiture Benefit provision.

Choosing the Amount of Purchase Payments to Fund LTC Benefits. When you purchase your contract, you will designate a portion of your initial purchase payments to fund your LTC Benefits. At least 25% of your total purchase payments, or $50,000, whichever is more, must be designated toward the LTC Benefits under the Rider, but you may designate up to 100% of your purchase payments to fund the LTC Benefits.

The maximum amount of purchase payments that can be designated to fund your LTC Benefits depends on the LTC Benefit Duration that you choose. If you choose the 2+4 or 2+2 LTC Benefit Durations, purchase payments designated to fund the Rider cannot exceed $400,000. If you choose the 3+3 LTC Benefit Duration, purchase payments designated to fund the Rider cannot exceed $600,000. The LTC Benefit Durations are discussed in detail below.

At the time you purchase the Rider you will also tell us the amount of purchase payments you expect to make into the contract in the first 90 days after the Rider Date, and you will designate a portion of those expected purchase payments to fund the LTC Benefits. The portion of expected purchase payments you designate to fund the Rider will be your expected Acceleration Benefit as well as your expected LTC Guaranteed Amount. The 90th day after the Rider Date is the LTC Funding Deadline after which no portion of any additional purchase payments made into the contract may be designated to fund the Rider. If the LTC Funding Deadline is not a valuation date, the immediately prior valuation date will be used to calculate the Acceleration Benefit and Extension Benefit.

The initial LTC Percentage will be established on the Rider Date by dividing the portion of purchase payments you designate to fund the LTC Benefits by the purchase payments you expect to apply to the contract prior to the LTC Funding Deadline. We will add to the LTC Guaranteed Amount an amount equal to each purchase payment multiplied by the LTC Percentage, not to exceed the expected LTC Guaranteed Amount until the LTC Funding Deadline is reached. If the actual amount of purchase payments made into the contract is less than the expected purchase payment amount, your LTC Guaranteed Amount and Acceleration Benefit will be less than the expected amounts.

You may, subject to Home Office approval, change the expected LTC Guaranteed Amount prior to the LTC Funding Deadline up to the maximum LTC Guaranteed Amount. The initial LTC Percentage may be adjusted to reflect the new expected purchase payments and expected LTC Guaranteed Amount. The adjusted LTC Percentage will be applied retroactively to any previously made purchase payments and any Conforming Withdrawals. If the expected LTC Guaranteed Amount is not, or cannot be, increased, then additional purchase payments above the expected amount will also adjust the LTC Percentage.

The following example shows the calculation of the LTC Percentage and the LTC Guaranteed Amount, as of the Rider Date where additional purchase payments are expected prior to the LTC Funding Deadline.

    Total expected purchase payments
    Prior to LTC Funding Deadline:                                  $240,000
    Amount of expected purchase payment allocated to the            $120,000
    Rider (expected LTC Guaranteed Amount):
    LTC Percentage as of the Rider Date                                  50%
    ($120,000 / $240,000):
    Purchase payment received as of the Rider Date:                 $200,000
    LTC Guaranteed Amount on the Rider Date (LTC Percentage         $100,000
    50% * $200,000 purchase payment)

If no additional purchase payments are made the LTC Guaranteed Amount will be $100,000 (50% LTC Percentage x $200,000 actual purchase payments received as of the LTC Funding Deadline).

Continuing the example above, the following shows how an expected purchase payment, made after the Rider Date and prior to the LTC Funding Deadline, adjusts the LTC Guaranteed Amount.

           Additional expected purchase payment:                         $40,000
           LTC Guaranteed Amount as of Rider Date:                      $100,000
           LTC Guaranteed Amount after additional expected purchase
           payment                                                      $120,000
           [(50% * $40,000) + $100,000]:
           Total purchase payments received by LTC Funding Deadline:    $240,000

The LTC Guaranteed Amount of $100,000 is increased by a proportion of the additional purchase payment which is calculated by multiplying the LTC Percentage of 50% by the $40,000 purchase payment. Any additional purchase payments made into the contract will not adjust the LTC Guaranteed Amount because the expected LTC Guaranteed Amount was reached.

Choosing the LTC Benefit Option. At the time you purchase the Rider, you will select one of two LTC Benefit options: the Level Benefit option or the Growth Benefit option (both described below). You may select only one of these options and you may not change your selection once the Rider is issued.

Level Benefit. Under the Level Benefit option your LTC Benefits will not increase after the LTC Funding Deadline. Any gain or loss in the contract's variable subaccounts or fixed accounts will have no effect on the amount of Acceleration and Extension Benefits available.

Growth Benefit. Under the Growth Benefit option, LTC Benefits may increase due to gain in the contract's variable subaccounts or fixed accounts. The Growth Benefit is available in addition to Acceleration Benefit payments and Extension Benefit payments. The Growth Benefit option is discussed in detail below.

Choosing the LTC Benefit Duration. The LTC Benefit Duration is the minimum period of time over which you may receive your LTC Benefits and is comprised of two separate time periods: the Acceleration Benefit Duration (the minimum time during which Acceleration Benefits are paid), followed by the Extension Benefit Duration (the minimum time during which Extension Benefits are paid). When you purchase the Rider you will choose one of three LTC Benefit Durations:
o the 2+4 LTC Benefit Duration
  (2-year Acceleration Benefit Duration + 4-year Extension Benefit Duration;
o the 3+3 LTC Benefit Duration
  (3-year Acceleration Benefit Duration + 3-year Extension Benefit Duration; or o the 2+2 LTC Benefit Duration.
  (2-year Acceleration Benefit Duration + 2-year Extension Benefit Duration.

The total Acceleration Benefit that you will receive will be the same regardless of which benefit duration option you choose. However, the amount of Extension Benefit you receive, as well as the Maximum Monthly LTC Benefit, may be different. The total Extension Benefit amount available under the 2+4 LTC Benefit Duration will be double your Acceleration Benefit. The total Extension Benefit amount available under the 3+3 LTC or the 2+2 LTC Benefit Duration Benefits will be equal to your Acceleration Benefit. The Maximum Monthly LTC Benefit will be higher under either the 2+4 or 2+2 LTC Benefit Durations than they would be under the 3+3 LTC Benefit Duration. The charge will be highest for the 2+4 LTC Benefit Duration. After the Rider Date you may not change the LTC Benefit Duration option that you have chosen.

The minimum possible LTC Benefit Duration is four years for the 2+2 LTC Benefit Duration and six years for the 3+3 and 2+4 LTC Benefit Durations. The actual duration will be longer if you are eligible and elect to receive LTC Benefits prior to the 5th Rider Date anniversary, or if you receive less than the Maximum Monthly LTC Benefit at any time.

Choosing the Nonforfeiture Benefit provision. The Nonforfeiture Benefit available to you under the Rider will provide you with limited paid-up benefits under certain conditions upon termination of the contract or Rider. Under the Contingent Nonforfeiture provision, which is provided to all contractowners at no extra charge, the Nonforfeiture Benefit will be provided to you if you terminate the contract within a specified time period following an increase in the Extension Benefit Charge above a certain specified percentage over the initial Extension Benefit Charge. Under the Optional Nonforfeiture provision which is offered for an additional charge the Nonforfeiture Benefit will be provided to you if you terminate the contract, terminate the Rider, or elect to receive annuity payouts on or after the 3rd Rider Date anniversary. The Nonforfeiture Benefit and the different provisions under which it is provided are discussed in detail below.

The LTC Benefits and how they are calculated.

LTC Percentage. The LTC Percentage, which is established on the Rider Date, represents the share of the contract value that is dedicated to funding the Rider. The LTC Percentage is used to determine that portion of any purchase payment made into the contract that will be used to fund the LTC Benefits, to calculate the Growth Benefit, if elected, and to calculate the Acceleration Benefit Charge percentage. The LTC Percentage will be adjusted in the following situations: 1) when purchase payments are made after the LTC Funding Deadline the LTC Percentage will decrease since no part of the purchase payment may be allocated to fund the Rider; 2) when LTC Benefit payments are made the LTC Percentage will decrease as this reduces the portion of the contract value allocated to fund the Rider; 3) when Conforming Withdrawals are made the LTC Percentage will increase as Conforming Withdrawals reduce the portion of the contract value not allocated to fund the Rider; 4) when purchase payments are made after the expected LTC Guaranteed Amount has been reached the LTC Percentage will decrease since no part of the purchase payment may be allocated to fund the Rider; 5) if we grant your request to increase the LTC Guaranteed Amount the LTC Percentage may increase when more purchase payments are allocated to fund the Rider; and 6) when the LTC Charge is deducted the LTC Percentage will decrease as we allocate the deduction to that portion of the contract value that is allocated to fund LTC Benefits. Excess Withdrawals will not adjust the LTC Percentage. Changes in the LTC Percentage may result in a change to the Acceleration Benefit Charge. See LTC Charge section below.

LTC Guaranteed Amount. The LTC Guaranteed Amount is a value used to calculate your LTC Benefits under the Rider. The LTC Guaranteed Amount is not available to you as a lump sum withdrawal or as a death benefit. At the time you purchase the Rider, you will indicate the expected LTC Guaranteed Amount as described previously in the Choosing the Amount of Purchase Payments to Fund LTC Benefits section of this supplement. The initial LTC Guaranteed Amount is equal to the initial purchase payment times the LTC Percentage.

The LTC Guaranteed Amount is also the value against which we apply the Acceleration Benefit Charge. See LTC Charge section for more details regarding the Acceleration Benefit Charge.

If the Level Benefit is elected, the Acceleration Benefit will always be equal to the LTC Guaranteed Amount. We guarantee that you will always receive Acceleration Benefits equal to the LTC Guaranteed Amount even if you do not have enough contract value to fund the LTC Benefits.

If the Growth Benefit is elected, the LTC Guaranteed Amount will equal the Acceleration Benefit plus the Growth Benefit. The Growth Benefit may cause the LTC Guaranteed Amount to increase up to an amount not more than $800,000. This maximum includes the combined Long-Term Care Guaranteed Amounts of all Lincoln Life variable annuity contracts (or contracts issued by our affiliates) owned by you.

The LTC Guaranteed Amount is decreased by Acceleration Benefit payments, Growth Benefit payments and Excess Withdrawals (as described below). Acceleration Benefit payments and Growth Benefit payments reduce the LTC Guaranteed Amount by the dollar amount paid. Excess Withdrawals will reduce the LTC Guaranteed Amount in the same proportion that the Excess Withdrawal reduces the contract value. The LTC Guaranteed Amount will not be reduced by investment losses in the underlying subaccounts.

Automatic Step-ups of the LTC Guaranteed Amount. If you have elected the Growth Benefit the LTC Guaranteed Amount will automatically step-up to the contract value multiplied by the LTC Percentage on each Rider Date anniversary if:

        a. The Covered Life is still living and under age 86; and
        b. The contract value on that Rider Date anniversary multiplied by the LTC Percentage is greater than the LTC Guaranteed Amount; and
        c. The maximum LTC Guaranteed Amount limit has never been reached.

Following is an example of how the Automatic Step-ups will work through the first three Rider Date anniversaries (assuming no withdrawals or additional purchase payments) with a 2+4 LTC Benefit Duration.

         Total purchase payments as of LTC Funding Deadline:                         $200,000
         LTC Guaranteed Amount (Acceleration Benefit) as of LTC Funding              $100,000
         Deadline:
         LTC Percentage on LTC Funding Deadline                                         50.0%
         ($100,000 / $200,000):

         Total contract value on 1st Rider Date anniversary reflecting               $225,000
         investment gain:
         LTC Percentage on 1st Rider Date anniversary:                                  50.0%
         New LTC Guaranteed Amount (50.0% x $225,000).
         LTC Guaranteed Amount steps up as $112,500 is greater than LTC              $112,500
         Guaranteed Amount of $100,000:

         Growth Benefit ($112,500 LTC Guaranteed Amount - $100,000                    $12,500
         Acceleration Benefit):

         Total contract value on 2nd Rider Date anniversary reflecting               $218,000
         investment loss from previous Rider Date anniversary
         LTC Percentage on 2nd Rider Date anniversary:                                  50.0%

The LTC Guaranteed Amount does not change as the contract value on the Rider
Date anniversary multiplied by the LTC Percentage [$109,000 (50.0% x $218,000)] is less than the LTC Guaranteed Amount of $112,500. The Growth Benefit of
$12,500 does not change.

         Total contract value on 3rd Rider Date anniversary reflecting               $240,000
         investment gain from previous Rider Date anniversary
         LTC Percentage on 3rd Rider Date anniversary                                   50.0%
         New LTC Guaranteed Amount (50.0% x $240,000).
         LTC Guaranteed Amount step-ups as $120,000 is greater than LTC              $120,000
         Guaranteed Amount of $112,500:

         Growth Benefit ($120,000 LTC Guaranteed Amount - $100,000                    $20,000
         Acceleration Benefit):

You may choose to irrevocably stop the Automatic Step-ups any time after the 5th Rider Date anniversary by forwarding a request to us in writing anytime no less than 30 days prior to the next Rider Date anniversary. By choosing to stop Automatic Step-ups, there will no longer be any opportunities to increase the LTC Guaranteed Amount; however, the LTC Guaranteed Amount as increased previously due to the Automatic Step-up will still be available as LTC Benefits. The Acceleration Benefit Charge percentage will continue to apply to the LTC Guaranteed Amount which includes accrued Growth Benefits even if you stop the Automatic Step-ups. See LTC Charge section of this supplement.

Acceleration Benefit. The Acceleration Benefit will be paid to you monthly from your contract value up to the Maximum Monthly Level Benefit amount. However, we guarantee the availability of the Acceleration Benefit regardless of the investment experience of the subaccounts you are invested in and subject to the conditions discussed in this supplement. Therefore, we guarantee that if your contract value is exhausted prior to your receiving your full Acceleration Benefit your remaining Acceleration Benefit will be paid from the General Account of Lincoln Life. See LTC Guaranteed Amount section of this supplement for a description of the LTC Guaranteed Amount.

The amount of your Acceleration Benefit will be set on the LTC Funding Deadline and will not increase. The Acceleration Benefit will be reduced by Acceleration Benefit payments and Excess Withdrawals. Your entire contract value may be used to fund the Acceleration Benefit not just the amount you designated to fund LTC Benefits. The Acceleration Benefit is not available as a lump sum withdrawal or as a death benefit. Surrender charges and interest adjustments, if any, are waived for all Acceleration Benefit payments.

Every Acceleration Benefit payment will reduce your total Acceleration Benefit, LTC Guaranteed Amount and contract value by the dollar amount paid. Excess Withdrawals will reduce the Acceleration Benefit and LTC Guaranteed Amount by the same proportion that the Excess Withdrawal reduces your contract value. This means that the reduction in the Acceleration Benefit could be more than the dollar amount withdrawn. See Conforming Withdrawals and Excess Withdrawals section in this supplement.

Once the Acceleration Benefit is reduced to zero the Extension Benefit Duration will begin. If during the last month of the Acceleration Benefit Duration the amount of remaining Acceleration Benefit is less than the monthly payment you have requested, the payment you receive will be from both Acceleration and Extension Benefits. The following month your LTC Benefit will be paid from your Extension Benefit.

Extension Benefit. The payment of the Extension Benefit will commence once the entire Acceleration Benefit has been paid. The Extension Benefit is an obligation of Lincoln Life subject to the claims-paying ability of Lincoln Life and is supported by the general account, not by your contract value. We guarantee the availability of the Extension Benefit during the Extension Benefit Duration. The Extension Benefit is not available as a lump sum withdrawal or as a death benefit.

The amount of your Extension Benefit will be set on the LTC Funding Deadline and will not increase. Every Extension Benefit payment will reduce the Extension Benefit by the dollar amount paid. Excess Withdrawals will reduce the Extension Benefit by the same proportion that the Excess Withdrawal reduces your contract value. This means that the reduction in the Extension Benefit could be more than the dollar amount withdrawn. See Conforming Withdrawals and Excess Withdrawals section in this supplement.

Maximum Monthly Level Benefit. The Maximum Monthly Level Benefit is the monthly limit for Acceleration and Extension Benefits. On the Rider Date and each Rider Date anniversary, up to and including the 5th Rider Date anniversary, we will calculate your Maximum Monthly Level Benefit by dividing the remaining Acceleration Benefit by the number of months in the minimum Acceleration Benefit Duration for your current Rider Year. Your Maximum Monthly Level Benefit will increase and be payable over a shorter benefit duration for each year you wait to begin receiving LTC Benefits prior to the 5th Rider Date anniversary. In addition, the Maximum Monthly Level Benefit will increase the following Rider Year and be payable over a shorter LTC Benefit Duration if prior to the 5th Rider Date anniversary, you receive less than the Maximum Monthly Level Benefit in any year.

The following chart illustrates how the maximum Monthly Level Benefit increases each year that you wait to receive LTC Benefit payments up to the 5th Rider Date anniversary. This chart illustrates an Acceleration Benefit of $100,000 and the 2+4 LTC Benefit Duration option. The benefits available each year and the benefit durations assume the maximum benefit is taken each Rider Year starting at the beginning of the Rider year.


                   Maximum Monthly Level Benefit (annualized)
                           Based on When Claims Begin
     ----------------- --------- ------------ ------------- ------------ ------------ ------------ ------------
                                 LTC          LTC           LTC          LTC          LTC          LTC
                                 Benefits     Benefits      Benefits     Benefits     Benefits     Benefits
     2+4 LTC Benefit   Rider*    Begin in     Begin in      Begin in     Begin in     Begin in     Begin in
     Duration            Year    Year 1**     Year 2**      Year 3       Year 4       Year 5       Year 6
     ----------------- --------- ------------ ------------- ------------ ------------ ------------ ------------
     Acceleration         1       $14,285
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
     Benefit              2       $14,285          $16,667
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          3       $14,285          $16,667      $20,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          4       $14,285          $16,667      $20,000      $25,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          5       $14,285          $16,667      $20,000      $25,000      $33,333
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          6       $14,285          $16,667      $20,000      $25,000      $33,333      $50,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          7       $14,285          $16,667      $20,000      $25,000      $33,333      $50,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
      Extension           8          $14,285       $16,667      $20,000      $25,000      $33,333      $50,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
      Benefits            9          $14,285       $16,667      $20,000      $25,000      $33,333      $50,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          10         $14,285       $16,667      $20,000      $25,000      $33,333      $50,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          11         $14,285       $16,667      $20,000      $25,000      $33,333   $50,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          12         $14,285       $16,667      $20,000      $25,000      $33,333
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          13         $14,285       $16,667      $20,000      $25,000   $33,333
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          14         $14,285       $16,667      $20,000      $25,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          15         $14,285       $16,667      $20,000   $25,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          16         $14,285       $16,667      $20,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          17         $14,285       $16,667      $20,000
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          18         $14,285       $16,667
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          19         $14,285       $16,667
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          20         $14,285
                       --------- ------------ ------------- ------------ ------------ ------------ ------------
                          21         $14,285
     ----------------- --------- ------------ ------------- ------------ ------------ ------------ ------------


*Rider Year starts on the Benefit Year anniversary except for Rider year 1 which starts on the Rider Date. **You can not receive LTC Benefit payments prior to your LTC Coverage Effective Date (which is after the second Rider Date anniversary) and satisfaction of the Deductible Period.

The following chart illustrates how the LTC Benefit Durations decrease each year that you wait to receive LTC Benefit payments up to the 5th Rider Date. Refer to this chart to determine your minimum Acceleration Benefit Duration and minimum Extension Benefit Duration based on the Rider Year you start to submit claims for LTC Benefits.



----------------- ----------------------------------- -------------------------------- ------------------------------
                       2+4 LTC Benefit Duration          3+3 LTC Benefit Duration        2+2 LTC Benefit Duration

 Rider Year of
  First Claim*
----------------- ------------------- --------------- ---------------- --------------- --------------- --------------
                       minimum           minimum          minimum         minimum         minimum         minimum
                     Acceleration       Extension      Acceleration      Extension      Acceleration     Extension
                   Benefit Duration      Benefit          Benefit         Benefit         Benefit         Benefit
                                         Duration        Duration         Duration        Duration       Duration
----------------- ------------------- --------------- ---------------- --------------- --------------- --------------
       1**            84 months         168 months       96 months       96 months       84 months       84 months
------------------ ------------------- --------------- ---------------- --------------- --------------- --------------
       2**            72 months         144 months       84 months       84 months       72 months       72 months
----------------- ------------------- --------------- ---------------- --------------- --------------- --------------
       3              60 months         120 months       72 months       72 months       60 months       60 months
----------------- ------------------- --------------- ---------------- --------------- --------------- --------------
       4              48 months         96 months        60 months       60 months       48 months       48 months
----------------- ------------------- --------------- ---------------- --------------- --------------- --------------
       5              36 months         72 months        48 months       48 months       36 months       36 months
----------------- ------------------- --------------- ---------------- --------------- --------------- --------------
        6+            24 months         48 months        36 months       36 months       24 months       24 months
----------------- ------------------- --------------- ---------------- --------------- --------------- --------------

*Rider Year starts on the Benefit Year anniversary except for Rider year 1 which starts on the Rider Date. **You can not receive LTC Benefit payments prior to your LTC Coverage Effective Date (which is after the second Rider Date anniversary) and satisfaction of the Deductible Period.

As these charts illustrate, if you were eligible and elected to begin receiving LTC Benefit payments in the 3rd Rider Year, the Maximum Monthly Level Benefit (annualized) would be $20,000. If the Maximum Monthly Level Benefit were paid out each month, the minimum Acceleration Benefit Duration would be 60 months (5 years followed by a minimum Extension Benefit Duration of 120 months (10 years). Your total available LTC Benefits would still be $300,000 ($100,000 Acceleration Benefit plus $200,000 Extension Benefit).

Following is an example of how the Maximum Monthly Level Benefit is determined on the 2nd Rider Date anniversary with a 2+4 LTC Benefit Duration and the Level Benefit option.

           LTC Guaranteed Amount:                                 $100,000
           Acceleration Benefit:                                  $100,000
           Extension Benefit:                                     $200,000
           Minimum Acceleration Benefit Duration                  60 months
           Minimum Extension Benefit Duration                    120 months
           Maximum Monthly Level Benefit           $1,667.67 or $20,000 per year
           ($100,000 Acceleration Benefit / 60 months):

If you are receiving the Maximum Monthly Level Benefit each month of the Rider Year your Maximum Monthly Level Benefit will not change the following Rider Year. You may receive less than the Maximum Monthly Level Benefit amount in any month if: 1) you are not confined to a nursing home or receiving Hospice care; or 2) you elect to receive less than the maximum amount. Your minimum Extension Benefit Duration will also be recalculated (the Extension Benefit divided by the Maximum Monthly Level Benefit) and will decrease.

Following is an example of how the Maximum Monthly Level Benefit and the minimum Extension Benefit Duration are recalculated on the 3rd Rider Date anniversary with a 2+4 LTC Benefit Duration. In this example, the Covered Life received only $10,000 of the available $20,000 of LTC Benefits in the previous Rider Year.

           LTC Guaranteed Amount:                              $90,000
           Acceleration Benefit:                               $90,000
           Extension Benefit:                                 $200,000
           Minimum Acceleration Benefit Duration              48 months
           Maximum Monthly Level Benefit          $1,875.00 or $22,500 per year
           ($90,000 / 48 months):
           Minimum Extension Benefit Duration                 107 months
           ($200,000 / $1,875):

The minimum Acceleration Benefit Duration after the 3rd Rider Date anniversary is 48 months (from above referenced chart). The new Maximum Monthly Level Benefit increases to $22,500 (annualized) and Extension Benefit Duration decreases to 107 months due to the contractowner taking less than the allowed Maximum Monthly Level Benefit amount.

On the 5th Rider Date anniversary, we will recalculate the Maximum Monthly Level Benefit for the last time and it will not change thereafter unless you make an Excess Withdrawal (as described below). If after the 5th Rider Date anniversary, you receive less than the Maximum Monthly Level Benefit in any given month or do not receive the Maximum Monthly Level Benefit every month of a Rider Year the Maximum Monthly Level Benefit will not be recalculated; but your minimum Acceleration Benefit Duration or minimum Extension Benefit Duration will be recalculated and will equal the remaining Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit. This means that your Acceleration and Extension Benefit Durations will be extended until the entire Acceleration Benefit and then Extension Benefit have been paid.

Following is an example of how the Maximum Monthly Level Benefit is determined on the 5th Rider Date anniversary with a 2+4 LTC Benefit Duration.

           Acceleration Benefit:                                 $100,000
           Extension Benefit:                                    $200,000
           Minimum Acceleration Benefit Duration                  24 months
           Maximum Monthly Level Benefit          $4,166.67 or $50,000 per year
           ($100,000 / 24 months):

The following Rider Year the Maximum Monthly Level Benefit will remain at $4,166.67 unless an Excess Withdrawal is taken.

Once you are eligible to receive LTC Benefits your LTC Benefit payment will be drawn from the Acceleration Benefit first, and once exhausted it will be drawn from the Extension Benefit. If you are residing in a nursing home or are receiving Hospice care, as defined in the Long-Term Care Coverage Endorsement, you may elect to receive up to 100% of the Maximum Monthly Level Benefit. If you are eligible and qualify for any other qualified long-term care services but are not residing in a nursing home or receiving Hospice care, as defined in the Long-Term Care Coverage Endorsement, you may elect to receive up to 50% of the Maximum Monthly Level Benefit. If upon commencement of a month you qualify to receive up to 50% of the Maximum Monthly Level Benefit and during that month you enter a nursing home or start to receive Hospice care you will qualify to receive up to 100% of the Maximum Monthly Level Benefit the following month. While you may elect up to the maximum available benefit, you should consider the actual cost of your care and the expected length of your care when determining the amount of your LTC Benefit you would like to receive. You should also consider the LTC Benefit limit under IRS rules. See Federal Income Tax Treatment of Benefits under the Rider section below.

Excess Withdrawals will reduce the Maximum Monthly Level Benefit by the same percentage the Excess Withdrawal reduces the contract value. Conforming Withdrawals and LTC Benefit payments will not change the Maximum Monthly Level Benefit. The Maximum Monthly Level Benefit does not include Growth Benefits.

Growth Benefit option. The Growth Benefit option is available for an additional charge and may provide an additional amount of monthly benefit, the Maximum Monthly Growth Benefit, during both the Acceleration Benefit and Extension Benefit Durations. The Maximum Monthly Growth Benefit is paid in addition to your Maximum Monthly Level Benefit. The Growth Benefit is paid from your contract value; however, we guarantee that the entire LTC Guaranteed Amount will be available to you as monthly LTC Benefits, regardless of the investment experience of the subaccounts you are invested in, subject to the conditions discussed in this supplement. Surrender charges and interest adjustments, if any, are waived for all Growth Benefit payments.

On each Rider Date anniversary the Automatic Step-up may increase the LTC Guaranteed Amount to an amount equal to the contract value multiplied by the LTC Percentage, if this results in a higher LTC Guaranteed Amount. The difference between the LTC Guaranteed Amount and the Acceleration Benefit will be your Growth Benefit. Eligible Growth Benefits will be payable until the LTC Guaranteed Amount is reduced to zero. The Growth Benefit will be calculated on each Rider Date anniversary or at the time of an Excess Withdrawal. See Automatic Step-ups of the LTC Guaranteed Amount section of this supplement for a detailed discussion of the Automatic Step-up.

Maximum Monthly Growth Benefit. The Maximum Monthly Growth Benefit is the maximum amount of Growth Benefit that will be paid in any calendar month. The Maximum Monthly Growth Benefit is calculated each Rider Date anniversary. The calculation of the Maximum Monthly Growth Benefit is based on payment of the Growth Benefit over both the Acceleration and Extension benefit Durations. The Maximum Monthly Growth Benefit will be equal to [i / ((ii + iii) / iv)] where:

        (i) equals the Growth Benefit; and
        (ii) equals any remaining Acceleration Benefit; and
        (iii) equals any remaining Extension Benefit; and
        (iv) equals the Maximum Monthly Level benefit.

The following is an example of how the Maximum Monthly Growth Benefit, Maximum Monthly Level Benefit and the Maximum Monthly LTC Benefit are calculated on the 2nd Rider Date anniversary with a 2+4 LTC Benefit Duration.

           Acceleration Benefit:                                $100,000
           Extension Benefit:                                   $200,000
           LTC Guaranteed Amount:                               $120,000
           Growth Benefit ($120,000 LTC Guaranteed Amount        $20,000
           - $100,000 Acceleration Benefit):
           Maximum Monthly Level Benefit $100,000 / 60 months   $ 1,666.67
           of Acceleration Benefit Duration left):
           Maximum Monthly Growth Benefit*                        $ 111.11
           Maximum Monthly LTC Benefit                           $ 1,777.78
           ($1,666.67 + 111.11):

   *[$20,000 Growth Benefit / (($100,000 Acceleration Benefit + $200,000 Extension Benefit) / 1,666.67 Maximum Monthly Level Benefit)] = $111.111 Maximum Monthly Growth Benefit.

Once you are eligible to receive LTC Benefits and if you are residing in a nursing home or are receiving hospice care, as defined in the Long-Term Care Coverage Endorsement, you may elect to receive up to 100% of the Maximum Monthly Growth Benefit only if you have elected to receive 100% of the Maximum Monthly Level Benefit. In other words Growth Benefits are paid after you have received the maximum amount of Acceleration or Extension Benefit available to you in any given month. If you are eligible and qualify for any other qualified long-term care services, as defined in the Long-Term Care Coverage Endorsement, you may elect to receive up to 50% of the Maximum Monthly Growth Benefit only if you have elected to receive the maximum Acceleration or Extension Benefit available to you (50% of the Maximum Monthly Level Benefit). If upon commencement of a month you qualify to receive up to 50% of the Maximum Monthly Growth Benefit and during that month you enter a nursing home or start to receive Hospice care and elect to receive up to 100% of the Maximum Monthly Level Benefit, you will qualify to receive up to 100% of the Maximum Monthly Growth Benefit the following month. While you may elect up to the maximum available benefit, you should consider the actual cost of your care and the expected length of your care when determining the amount of your LTC Benefit you would like to receive. You should also consider the LTC Benefit limit under IRS rules. See Federal Income Tax Treatment of Benefits under the Rider section below.

If you receive less than the Maximum Monthly Growth Benefit, the unused Maximum Monthly Growth Benefit for that month will not be available for the remainder of that Rider Year. On the next Rider Date anniversary the remaining Growth Benefit for the prior year will carry over and the Growth Benefit will be recalculated as stated above.

Any Growth Benefit remaining after the Extension Benefit is reduced to zero will continue to be available and will not be subject to a maximum monthly limit as long as you are eligible to receive LTC Benefits. The Growth Benefit will be available until the LTC Guaranteed Amount is reduced to zero.

Every Growth Benefit payment reduces the contract value, if any, the remaining Growth Benefit and LTC Guaranteed Amount by the dollar amount of the payment.

Excess Withdrawals reduce the Growth Benefit and the Maximum Monthly Growth Benefit by the same percentage that the Excess Withdrawal amount reduces the contract value. This means that the reduction in the Growth Benefit and the Maximum Monthly Growth Benefit could be more than the dollar amount withdrawn. See Conforming Withdrawals and Excess Withdrawals section in this supplement.

Establishing Benefit Eligibility. If you become chronically ill as defined in the Rider and Long-Term Care Coverage Endorsement, you may submit a request to receive your LTC Benefits. To start the claim process you must first notify us of your intent to request benefits under the Rider so that we may determine your eligibility status to receive LTC Benefits prior to your filing a request for benefits. This notification must be made to us no later than 20 days after the date you tell us that you became eligible to receive LTC Benefits or as soon thereafter as is reasonably possible. You may contact us by phone using the toll-free phone number provided in the Long-Term Care Coverage Endorsement. Written notice may be submitted to:

         PO Box 21008, Dept. 0514
         Greensboro, NC  27420-1008

Once we receive notification of your intent to request benefits we will determine whether you have reached the LTC Coverage Effective Date. If you have reached the LTC Coverage Effective Date, your Licensed Health Care Practitioner as defined in the Long-Term Care Coverage Endorsement will be required to perform an assessment to determine whether you are chronically ill and to create a plan of care. We will provide the claim forms to be used by your Licensed Health Care Practitioner to be used to establish eligibility to receive LTC Benefits.

The eligibility requirements to receive LTC Benefits are:

1. The LTC Coverage Effective Date has been reached;
2. You have submitted to us proof that a Licensed Health Care Practitioner has conducted an assessment and has certified within the preceding 12 months that you have a chronic illness or disability that causes either:
        a. the need for substantial assistance with at least two ADLs expected to last at least 90 days; or
        b. a severe cognitive impairment that requires substantial supervision.
3. You have submitted to us a plan of care prescribed by a Licensed Health Care Practitioner and you are receiving the services prescribed in the plan of care;
4. You have satisfied the Deductible Period.

Chronic illness under the Rider is defined as the inability to perform, without substantial assistance from another person, at least two Activities of Daily Living (ADLs) for a period of at least 90 days or that you need substantial supervision that is necessary to protect you from threats of health and safety due to severe cognitive impairment. The six ADLs are:

1. Bathing. The ability to wash oneself by sponge bath, or in either a tub or shower, including the task of getting into or out of the tub or shower.
2. Continence. The ability to maintain control of bowel and bladder function, the ability to perform associated personal hygiene (including caring of a catheter or colostomy bag).
3. Dressing. The ability to put on or take off all items of clothing and any necessary braces, fasteners or artificial limbs. ]
4. Eating. The ability to feed oneself by getting food into the body from a receptacle (such as plate, cup or table) or by a feeding tube or intravenously.
5. Toileting. The ability to get to and from the toilet, get on or off the toilet, and perform associated personal hygiene.
6. Transferring. The ability to move oneself into or out of a bed, chair or wheelchair.

Severe cognitive impairment under the Rider is defined as deterioration or loss of intellectual capacity that is:

1. Comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia; and
2. Is measured and confirmed by clinical evidence and standardized tests that reliably measure impairment in the following areas:
   a. Short-term or long-term memory;
   b. Orientation as to person (such as who they are), place (such as their location), and time (such as day, date and year); and
   c. Deductive or abstract reasoning, including judgment as it relates to safety awareness.

Requesting LTC Benefits. Once we have determined that you are eligible for LTC Benefits, you may submit a request for benefits for no less than three months (longer benefit periods may be approved at our discretion) on a form provided by us. This form will notify us of the amount of benefits that you are requesting, for how long and where you would like us to pay them, and from whom you are receiving long-term care services. The form must be submitted with your initial request for benefits. If the request for benefits form is not received within 90 days, or as soon as reasonably possible, after we have determined that you are eligible for LTC Benefits, your eligibility to receive LTC Benefits will be revoked and the eligibility determination process will restart. We will not reduce or deny a request for benefits for being late if it is submitted as soon as reasonably possible. Unless you are not legally capable, the required request for benefits must always be given to us no later than one year after the time specified.

In order to continue receiving your LTC Benefits:

1. You must resubmit a request for benefits form at least 30 days prior to the end of the current benefit period.
2. You must provide satisfactory proof thatyou are receiving the care and support services prescribed in the plan of care through an agency or facility identified in the plan of care within the United States;
3. At our request, which will be at least once every 12 months thereafter, a licensed health care practitioner must complete a new assessment and again:
   a. Certify that you are chronically ill and if due to loss of a functional capacity certify that you are expected to remain chronically ill for at least 90 days; and
   b. Either prescribe a new plan of care, or reconfirm the existing plan of care.

We reserve the right to verify that you continue to be eligible to receive LTC Benefits. Verification of your continued eligibility may include any or all of the following:

i. review of medical facts;
ii. a physical examination at our expense by a physician of our choosing;
iii. requiring proof that you have received prescribed care or support services.

If we do not receive a request for benefits form prior to the end of the current benefit period for which LTC Benefits are being paid pursuant to a prior request for benefits, LTC Benefits will be automatically paid for an additional month. LTC Benefits paid during the month will be equal to the amount requested for the final month applicable to the most recent request for benefits form received. If we do not receive a request for benefits form within 90 days after the period for which LTC Benefits were previously requested will have to re-establish benefit eligibility.

We will send you a monthly statement detailing the amounts of LTC Benefits that have been paid and remaining available benefits. The monthly statement will only be sent to you for those months that you received an LTC Benefit. The statement will also show the impact of such payments on your contract value and death benefit.

There are several exclusions and limitations on coverage under the Rider and Long-Term Care Coverage Endorsement: alcohol and drug treatment; mental or nervous disorders; suicide attempts; treatment in government facilities such as the VA unless you are charged for your care; you are receiving benefits under workers compensation laws, employer liability laws, occupational disease laws or motor vehicle no-fault laws; care is provided to you outside the United States; all care and support services are being provided by members of your family, whether paid or unpaid.

We will notify you in writing if we deny any claim for LTC Benefits. You may request a review of our decision. A request for a review of a denial of a claim must be in writing and must include any information that may support the claim. The request for a review of a denial of a claim must be submitted to us within 3 years after the time the proof of loss was filed. We will review your request and provide a written decision within 30 days after receiving the request.

In the event we make an overpayment to you, we will notify you and request repayment. An overpayment could be made under an existing request for benefits after a covered life is no longer eligible to receive benefits or as a result of an administrative error in processing a claim. If you receive an overpayment, it is your responsibility to return the amount of the overpayment within sixty days of our request. If you do not return the overpayment within 60 days of our request, we will deduct the amount of the overpayment from your future LTC Benefits or from death benefits if the contractowner dies.

We will process claims for benefit payments on your behalf as submitted by your legally authorized representative, which may include a court-appointed conservator or an individual acting under a valid power of attorney.

Withdrawals

Conforming Withdrawals. You may make periodic withdrawals from your contract value up to the Conforming Withdrawal amount each Rider Year without reducing your LTC Benefits. Conforming Withdrawals may be withdrawn in addition to receiving LTC Benefit payments and are not subject to surrender charges and interest adjustments, if any. Conforming Withdrawals reduce the amount available under your contract's free withdrawal provision. See Contract Free Withdrawal Provision section in this supplement.

A Conforming Withdrawal is any withdrawal that does not exceed on an annual basis the greater of $0 and (i) minus (ii) where:

         (i) equals 5% of the excess contract value as of the most recent Rider Date anniversary or, prior to the first Rider Date anniversary, the Rider Date, over the LTC Guaranteed Amount as of the most recent Rider Date anniversary or , prior to the Rider Date anniversary, the Rider Date; and
         (ii)   equals all prior withdrawals in that Rider Year.

If the LTC Guaranteed Amount is equal to or greater than your contract value on a Rider Date anniversary, any withdrawal in that Rider Year will not be a Conforming Withdrawal. If you choose to allocate 100% of the contract value to fund LTC Benefits and you elect the Growth Benefit any withdrawal will be deemed an Excess Withdrawal.

Conforming Withdrawals will not reduce the LTC Guaranteed Amount, the Acceleration Benefit, Extension Benefit, and if elected, the Growth Benefit.

The tax consequences of withdrawals are discussed in the Federal Tax Matters section of your prospectus. All withdrawals you make, whether or not within the Conforming Withdrawal amount, will decrease your contract value and all withdrawals, continue to be subject to any other terms and conditions contained in your contract.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Rider Year (including the current withdrawal) that exceed the Conforming Withdrawal amount.

Excess Withdrawals will reduce the LTC Guaranteed Amount, Acceleration Benefit, Extension Benefit, Maximum Monthly Level Benefit and any Growth Benefit and Maximum Monthly Growth Benefit in the same proportion that the Excess Withdrawal reduces the contract value. This means that the reductions in these amounts could be more than the dollar amount withdrawn.

In a declining market, Excess Withdrawals may substantially deplete or eliminate your LTC Benefits and reduce or deplete your Maximum Monthly Level Benefit and, if elected, Maximum Monthly Growth Benefit.

Excess Withdrawals will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. See Charges and Other Deductions - Surrender Charge section of the prospectus.

The following example shows how an Excess Withdrawal adjusts the Acceleration Benefit, LTC Guaranteed Amount, Maximum Monthly Level Benefit and Extension Benefit. This example is illustrating the 2+4 LTC Benefit Duration.

The following example shows how an Excess Withdrawal, in a declining market, adjusts the Acceleration Benefit, LTC Guaranteed Amount, Maximum Monthly Level Benefit and Extension Benefit. This example is illustrating the 2+4 LTC Benefit Duration.

         LTC Guaranteed Amount (Acceleration Benefit):                               $120,000
         Extension Benefit:                                                          $240,000
         Maximum Monthly Level Benefit:                                               $ 5,000
         Excess Withdrawal from contract value:                                       $ 4,000
         Contract value immediately prior to Excess Withdrawal:                      $ 85,000
         Reduction Percentage due to Excess Withdrawal                                  4.71%
         [$4,000 / $85,000]
         LTC Guaranteed Amount (Acceleration Benefit) after Excess                   $114,348
         Withdrawal [$120,000 x (1-4.71%)]:
         Extension Benefit after Excess Withdrawal                                   $228,696
         [$240,000 x (1-4.71%)]:
         Maximum Monthly Level Benefit after Excess Withdrawal [$5,000 x              $ 4,764
         (1-4.71%)]

Investment Requirements. By purchasing the Rider, you will be limited in how you can invest in the subaccounts and the fixed account. You will be subject to Investment Requirements - Option 3. See Investment Requirements - Option 3 in your prospectus. The Investment Requirements will apply to your entire contract value, including the portion of contract value not used to fund the Rider. The purchase payments not designated to fund the Rider will be invested in the same subaccounts and in the same proportional percentage as those purchase payments that are designated to fund the Rider. However, no purchase payments can be directly invested in the LTC Fixed Account.

LTC Fixed Account. The LTC Fixed Account is designated to hold the LTC portion of the contract value while paying LTC Benefits. The LTC Fixed Account will offer a rate of interest that will be adjusted periodically and is guaranteed to be an effective rate of not less than the minimum guaranteed interest rate stated in your contract on amounts held in the LTC Fixed Account. Contracts issued in certain states may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. See Fixed Side of the Contract section in your prospectus for more information about the General Account.

Once we first determine that you are eligible to receive LTC Benefits (as described in the Establishing Benefit Eligibility section), a portion of your contract value equal to the LTC Guaranteed Amount will be transferred to the LTC Fixed Account proportionally from the variable subaccounts and the fixed account for use with dollar-cost averaging, if any, in which you are invested until reduced to zero. Acceleration Benefit payments and Growth Benefit payments (if elected) will then be deducted from the LTC Fixed Account by the dollar amount payable as LTC Benefits. LTC Charges will be deducted proportionally from the LTC Fixed Account, the fixed account for use with dollar-cost averaging and the subaccounts.

We will transfer contract values at least annually starting on the first Rider Date anniversary after we first establish your eligibility to receive LTC Benefits between the LTC Fixed Account, the subaccounts and the fixed account for use with dollar-cost averaging so that contract values in the LTC Fixed Account equal the LTC Guaranteed Amount. Contract values in the LTC Fixed Account may less than the LTC Guaranteed Amount if you have the Growth Benefit option or due to the deduction of the LTC Charge. If we move contract values out of the LTC Fixed Account they will be reinvested in the subaccounts according to your instructions for future allocations.

If you begin receiving LTC Benefits and then stop receiving LTC Benefits for twelve consecutive months, we will allow you to transfer in installments the portion of the contract value in the LTC Fixed Account back to the subaccounts, according to your instructions for future allocations. This transfer will be made under a twelve-month dollar-cost averaging service. See The Contracts-Additional Services section of your prospectus for more details on dollar-cost averaging. If after you stop receiving LTC Benefits and then at a later date recommence receiving benefits, sufficient contract value will be transferred back to the LTC Fixed Account so that the balance in the LTC Fixed Account equals the LTC Guaranteed Amount. This may result in the entire contract value being allocated to the LTC Fixed Account.

Nonforfeiture Benefit. The Nonforfeiture Benefit provides reduced paid-up long-term care insurance benefit if the Rider is terminated under either the Contingent Nonforfeiture provision or, if purchased, the Optional Nonforfeiture provision. The amount of the Nonforfeiture Benefit will be the greater of:

   a. one month's Maximum Monthly Level Benefit in effect on the date that the Rider is terminated; or
   b. an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid for the Rider minus any Extension Benefits paid prior to the date the Rider is terminated.

The Nonforfeiture Benefit is payable only after the seventh Rider Date anniversary and after the conditions set forth below are met. The maximum monthly Nonforfeiture Benefit will be the Maximum Monthly Level Benefit in effect on the date that the Rider is terminated.

The Nonforfeiture Benefit will continue as paid-up long-term care insurance until the earlier of the death of the Covered Life or the date it is fully paid. The Nonforfeiture Benefit will not exceed the maximum total remaining Extension Benefits which would have been paid if the Rider had remained in force.

Contingent Nonforfeiture provision. The Contingent Nonforfeiture provision is provided at no charge on all Riders with either the Level Benefit or the Growth Benefit. You will receive the Nonforfeiture Benefit if both of the following conditions are met:

a. the Extension Benefit Charge has increased by more than a specified percentage over the initial charge; and b. you surrender your contract or elect to terminate the Rider within 120 days after the increased Extension Benefit Charge is deducted.

The specified percentage of change to the Extension Benefit Charge that will trigger the Contingent Nonforfeiture Benefit is determined by your age as of the Rider Date. The specified percentages are as follows:

-------------------------------------------------------------------------------------------------------------------
       Age            Percent Over             Age          Percent Over              Age         Percent Over
                   Initial Extension                      Initial Extension                     Initial Extension
                    Benefit Charges                        Benefit Charges                       Benefit Charges
-------------------------------------------------------------------------------------------------------------------
   29 and under           200%                  66               48%                  79               22%
-------------------------------------------------------------------------------------------------------------------
      30-34               190%                  67               46%                  80               20%
-------------------------------------------------------------------------------------------------------------------
      35-39               170%                  68               44%                  81               19%
-------------------------------------------------------------------------------------------------------------------
      40-44               150%                  69               42%                  82               18%
-------------------------------------------------------------------------------------------------------------------
      45-49               130%                  70               40%                  83               17%
-------------------------------------------------------------------------------------------------------------------
      50-54               110%                  71               38%                  84               16%
-------------------------------------------------------------------------------------------------------------------
      55-59               90%                   72               36%                  85               15%
-------------------------------------------------------------------------------------------------------------------
        60                70%                   73               34%                  86               14%
-------------------------------------------------------------------------------------------------------------------
        61                66%                   74               32%                  87               13%
-------------------------------------------------------------------------------------------------------------------
        62                62%                   75               30%                  88               12%
-------------------------------------------------------------------------------------------------------------------
        63                58%                   76               28%                  89               11%
-------------------------------------------------------------------------------------------------------------------
        64                54%                   77               26%                90 Plus            10%
-------------------------------------------------------------------------------------------------------------------
        65                50%                   78               24%
-------------------------------------------------------------------------------------------------------------------

Optional Nonforfeiture provision. You may purchase the Optional Nonforfeiture provision for an additional charge. The Optional Nonforfeiture provision is available with either the Level Benefit or the Growth Benefit and may not be elected after the Rider is issued. The Optional Nonforfeiture provision will provide the Nonforfeiture Benefit if you terminate the Rider for any of the following reasons, in addition to the reasons stated above in the Contingent Nonforfeiture provision section:

a. you surrender the contract at least three years after the Rider Date; or
b. you submit a written request to terminate the Rider at least three years after the Rider Date; or
c. you elect to receive annuity payments under any annuity payout option available in the contract or any other annuity settlement option we make available and commencing prior to the contract's maturity date and at least three years after the Rider Date.

Though you may have both nonforfeiture benefit provisions on your Rider, you will be provided only one benefit if you elect to receive LTC Benefits under both provisions.

LTC Charge. While this Rider is in effect there is a charge for the Rider (LTC Charge) that is deducted from the contract value on a quarterly basis. The first deduction will occur on the valuation date on or next following the three month anniversary of the Rider Date and will be deducted every three months thereafter. This deduction will be made proportionally from the contract value in the subaccounts, the fixed account for use with dollar-cost averaging and the LTC Fixed Account until reduced to zero. Deductions from the subaccounts and the fixed accounts will be made in proportion to the value in each subaccount and fixed account. The LTC Charge may not exceed the contract value. A proportional LTC Charge will be deducted upon termination of the Rider, upon commencement of annuity payouts and upon contract surrender. A proportional LTC Charge will not be deducted if the Rider is terminated due to death.

The LTC Charge for either the Level Benefit option or the Growth Benefit option will consist of at least the total of the Acceleration Charge and the Extension Charge and if elected will also include the Optional Nonforfeiture Charge. The LTC Charge will be equal to (i + ii + iii) where:

         (i) equals the Acceleration Benefit Charge; and
        (ii) equals the Extension Benefit Charge; and
       (iii) equals the Optional Nonforfeiture Benefit Charge (if elected).

The charge percentages for the Acceleration, Extension Benefit Charge and the Nonforfeiture Benefit Charge will be based upon your age and your gender as of the Rider Date, the LTC Benefit Duration chosen, and whether or not you have selected the Growth Benefit. The Acceleration charge rate will also depend upon the LTC Percentage as of the date the LTC Charge is deducted. The total LTC Charge will be higher for the 2+4 LTC Benefit Duration than the 3+3 or 2+2 LTC Benefit Duration. The 3+3 LTC Benefit Duration will have the least expensive total LTC Charge.

The Acceleration Benefit Charge will increase when the LTC Percentage is equal to or greater than 51%. When deciding how much of your purchase payments you want to use to fund the Rider, you should decide if you want to pay a higher percentage charge by funding the Rider with 51% or more of the expected purchase payments. You should also consider that under the Level Benefit the LTC Percentage will decrease as contract value increases due to investment gains. Changes to the Acceleration Benefit Charge due to fluctuations in the LTC Percentage may occur on a quarterly basis when the Acceleration Charge is deducted.

The Acceleration Benefit Charge is equal to the LTC Guaranteed Amount as of the valuation date on which the charge is deducted multiplied by 1/4 of the annual Acceleration Benefit Charge percentage (which is stated in the Rider) as of the valuation date on which the charge is deducted. With the Level Benefit, the Acceleration Benefit Charge will decrease as the LTC Guaranteed Amount decreases by LTC Benefit payments or Excess Withdrawals. With the Growth Benefit, the Acceleration Benefit Charge will increase or decrease as the LTC Guaranteed Amount increases by the Automatic Step-up or decreases by LTC Benefit payments or Excess Withdrawals. The Acceleration Benefit Charge will be deducted until the LTC Guaranteed Amount is reduced to zero or there is no contract value remaining, whichever occurs first. The Acceleration Benefit Charge rate may change at any time and will never exceed the guaranteed Maximum Acceleration Benefit Charge percentage of 2.50%. We will give you thirty days notice of our intent to raise this charge. Any new charge will be deducted on the next quarterly deduction following the effective date of the rate change.

The Extension Benefit Charge is equal to the Extension Benefit as of the valuation date on which the charge is deducted multiplied by 1/4 of the annual Extension Benefit Charge percentage (which is stated in the Rider) as of the valuation date on which the charge is deducted. The Extension Benefit Charge will decrease as the Extension Benefit decreases by LTC Benefit payments or Excess Withdrawals. The Extension Benefit Charge will be deducted until the Extension Benefit is reduced to zero or there is no contract value remaining, whichever occurs first.

The Optional Nonforfeiture Benefit Charge is equal to the Extension Benefit as of the valuation date on which the charge is deducted multiplied by 1/4 of the annual Optional Nonforfeiture Benefit Charge percentage (which is stated in the Rider) as of the valuation date on which the charge is deducted. The Optional Nonforfeiture Benefit Charge will decrease as the Extension Benefit decreases by LTC Benefit payments or Excess Withdrawals. The Optional Nonforfeiture Benefit Charge will be deducted until the Extension Benefit is zero or there is no contract value remaining, whichever occurs first.

All Rider Charge percentages may change after the Rider Date. Any change to these charge percentages may be subject to prior regulatory approval and will be the same for all contractowners in the same class on a nondiscriminatory manner. There is no maximum guaranteed charge for the Extension Benefit or the Optional Nonforfeiture Benefit. We will give you thirty days notice of our intent to raise this charge. Any new charge will be deducted on the next quarterly deduction following the effective date of the rate change.

General Provisions.

Contract Free Withdrawal Provision. Conforming and Excess Withdrawals as well as Acceleration Benefit and Growth Benefit payments will be applied against the contract's free withdrawal provision. If your contract allows withdrawals up to a specified percentage of contract value or purchase payments without incurring a surrender charge during the surrender charge period, then any Conforming and Excess Withdrawals or Acceleration Benefit or Growth Benefit payments will reduce the amount available for free withdrawal.

Death Benefits. The Rider has no provision for death other than the death benefit provision in the underlying contract. The LTC Benefits, including the LTC Guaranteed Amount, will not be payable under any death benefit option. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of the prospectus) will be in effect. If a contractowner who had been receiving LTC Benefits dies while the contract is in effect, we reserve the right to withhold a portion of any death benefits that would otherwise be payable until we have verified that we have received all requests for LTC Benefits. Death benefit distributions in accordance with Code section 72(s) or 401(a)(9) will be made no later than five years from the date of the contractowner's death. The EEB death benefit is not available with this Rider.

In some contracts the Guarantee of Principal Death Benefit and Enhanced Guaranteed Minimum Death Benefit both have death benefit amounts defined as the sum of all purchase payments decreased by withdrawals in the same proportion that the withdrawal reduces the contract value. For purposes of determining death benefits under those contracts, Acceleration Benefit payments and Growth Benefit payments in addition to withdrawals, surrender charges and premium taxes will be deemed to be withdrawals for the purpose of calculating reductions of the death benefit. See The Contracts-Death Benefits section of your prospectus for more details.

Federal Taxation. The Rider is intended to be a Qualified Long-Term Care Insurance Contract under section 7702B(b) of the Internal Revenue Code. As described above, the LTC Charge is deducted from the contract value on a quarterly basis. For tax years beginning after December 31, 2009, the deductions from the contract value to pay LTC Charges will not be reported as taxable distributions from the variable annuity contract and such deductions will reduce the contractowners basis in the contract. The deductions from the contract value will reduce the contract value, but not below zero.

Federal Income Tax Treatment of Benefits under the Rider. The LTC Benefits provided under the Rider are intended to be treated as provided under a "Qualified Long-Term Care Insurance Contract," as that term is defined under section 7702B(b) of the Internal Revenue Code. This discussion outlines our understanding of the federal income tax treatment of the LTC Benefits, as well as how the LTC Benefit payments will be reported to you. However, you should always consult a tax advisor about the application of tax rules to your individual situation.

Benefits that you receive under a Qualified Long-Term Care Insurance Contract will not be treated as taxable income to you as long as such benefits do not exceed the greater of (i) the expenses that you actually incur for Covered Services, or (ii) a maximum per diem, or daily, dollar amount determined by the IRS. All payments that you receive under all Qualified Long-Term Care Insurance Contracts, as well as any payments under an accelerated benefit rider made to you if you are "chronically ill," are included in determining whether the benefit limits have been exceeded and reduce the contractowner's basis in the contract. These payments may also reduce the basis in your annuity contract.

If the LTC Benefits that you receive exceed the benefit limits outlined above, the amount of the excess benefits may represent taxable income to you. If you are under age 59 1/2 at the time of the payment of excess benefits, an additional 10% "penalty tax" may apply.

If the Maximum Monthly LTC Benefit amount, if applicable, exceeds the LTC Benefit limit under IRS rules (currently $280.00 per day or $102,200 annually), amounts received by you in excess of the cap may be excludable from ordinary income to the extent that you have actually incurred long-term care expenses of that amount. You should take into account the LTC Benefit cap when selecting the amount of monthly LTC Benefit you would like to receive. We recommend that you discuss the tax implications of receiving benefits in excess of the IRS limit with a tax advisor.

Misstatement of Age or Sex. If your age or sex has been misstated, we will adjust the LTC Charges to the amounts that would have applied based on your correct age or sex. If the Rider would not have been issued at the correct age and sex, it will be cancelled and we will refund to you all LTC Charges paid minus the amount of LTC Benefits that have been paid.

Rider Return Privilege. You may cancel the Rider within 30 days of receipt for any reason by delivering or mailing the Rider, postage prepaid, to the Home Office at PO Box 7866, 1300 Clinton Street, Fort Wayne, IN 46802-7866. A Rider cancelled under this provision will be void and any LTC Charges assessed will be refunded. Cancellation of the Rider under this provision will not result in cancellation of the underlying contract.

If you surrender the entire contract within the 30 day Rider free-look period but after the underlying contract's free-look period any applicable contingent deferred sales charges will be deducted from the contract value.

Termination.  The Rider will terminate under any of the following circumstances:

        a. termination of the underlying annuity contract;
        b. upon written request to terminate the Rider after the 3rd Rider Date anniversary;
        c. you elect to receive annuity payouts under any of the annuity payout options available including i4LIFE(R) Advantage (with or without the Guaranteed Income Benefit), or Lincoln SmartIncomeSM Inflation;
        d. on the date the contractowner is changed due to death or divorce;
        e. upon the death of the Covered Life;
        f. 45 days after the Rider Date if a signed duplicate copy of the Contract Amendment issued with the Rider is not returned to Lincoln Life.

Upon termination of the Rider the LTC Benefits (except benefits provided under either nonforfeiture benefit provision) and LTC Charge will terminate and a proportional amount of the LTC Charge will be deducted. Contract values in the LTC Fixed Account will be transferred to the subaccounts according to your future subaccount allocation instructions. The termination will not result in any increase to the contract value equal to the LTC Guaranteed Amount.

If you terminate the Rider, you must wait one year before you can purchase Lincoln Long-Term CareSM Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity(R) Advantage, 4Later(R) Advantage or any other living benefits we may offer in the future.

Maturity. When you purchase the Rider the Maturity Date of the underlying contract will be changed, if it is not already, to be the 99th birthday of the Covered Life.

If you are not receiving LTC Benefits under this Rider at the time the Contract reaches the Maturity Date, we will stop deducting the LTC Charge. The remaining Extension Benefit, if any, will remain in-force as paid-up long-term insurance. If there is any remaining contract value you will need to elect any annuity payout option guaranteed in your contract or any other annuity payout option made available as agreed upon in writing by us. All other LTC Benefits will be terminated, unless otherwise agreed to by us

If you are receiving LTC Benefits under this Rider at the time the Contract reaches the Maturity Date we will extend the Maturity Date and continue to provide LTC Benefits to you subject to the terms and conditions of the Rider. We will continue to pay LTC Benefits until the earlier of:

        i. the death of the Covered Life; or
       ii. all LTC Benefits are reduced to zero; or
      iii. you are no longer eligible to receive LTC Benefits; or iv. you elect an annuity payout option.

If LTC Benefit payments stop after you have reached the Maturity Date due to your becoming ineligible to receive LTC Benefits or the LTC Benefits being reduced to zero you must elect an annuity payout option within 90 days after the last payment is made. Any remaining Extension Benefit will remain in-force as paid-up long-term insurance.

Any LTC Benefit paid under the Rider Maturity provision will be paid subject to all terms and provisions of the Rider and the Long-Term Care Coverage Endorsement as previously described in this supplement.

                                     PART A

The prospectuses for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-40937) filed on April 14, 2009, and to the definitive 497 filing as filed on May 4, 2009.

Supplements to the prospectuses for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-40937) filed on May 5, 2009.

Supplements to the prospectuses for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 32 (File No. 333-40937) filed on June 22, 2009.

Supplements to the prospectuses for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 333-40937) filed on October 2, 2009.

                                     PART B

The Statements of Additional Information for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-40937) filed on April 14, 2009, and to the definitive 497 filing as filed on May 4, 2009.

The Statements of Additional Information for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 32 (File No. 333-40937) filed on June 22, 2009.

                     Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

2. Part B

The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be Filed by Amendment)

Statement of Assets and Liabilities - December 31, 2008
Statement of Operations - Year ended December 31, 2008
Statements of Changes in Net Assets - Years ended December 31, 2008 and 2007 Notes to Financial Statements - December 31, 2008
Report of Independent
Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for the The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
(To Be Filed by Amendment)

Consolidated Balance Sheets - Years ended December 31, 2008 and 2007 Consolidated Statements of Income - Years ended December 31, 2008, 2007, and 2006
Consolidated Statements of Shareholder's Equity - Years ended December 31, 2008, 2007, and 2006
Consolidated Statements of Cash Flows - Years ended December 31, 2008, 2007, and 2006
Notes to Consolidated Financial Statements - December 31, 2008
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits


(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authoriz- ing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.

(2) Not Applicable.


(3) (a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

    (b) Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

    (c) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 40937) filed on April 29, 1999.

    (d) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post- Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

     e) Form of Amendment to Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

    (f) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

    (g) ChoicePlus Selling Agreement with Affiliates (11/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on
April 15, 2004.

     h) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial
Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333- 40937) filed on September 3, 1998.

    (b) ChoicePlus Settlement Contract Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333- 40937) filed on April 19, 2000.

    (c) ChoicePlus Form of Income Contract Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333- 40937) filed on September 3, 1998.

    (d) ChoicePlus Nursing Care Waiver of Surrender/Withdrawal Charges Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-40937) filed on April 29, 1999.
                                                                  B-2

 (e) ChoicePlus Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

 (f) ChoicePlus Section 457 Government Deferred Compensation Plan Endorsement incorporated herein by reference to Post- Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

 (g) ChoicePlus IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 40937) filed on April 29, 1999.

 (h) ChoicePlus Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 40937) filed on April 29, 1999.

 (i) ChoicePlus Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

 (j) ChoicePlus Contract Amendment (Definitions) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

 (k) ChoicePlus Contract Amendment (Death Benefit) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 1, 2000.

 (l) ChoicePlus Contract Amendment (CRT) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333- 40937) filed on April 19, 2000.

 (m) ChoicePlus Contract Amendment (AG) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333- 40937) filed on April 19, 2000.

 (n) ChoicePlus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

 (o) ChoicePlus and ChoicePlus II Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amend- ment No. 10 (File No. 333-40937) filed on April 19, 2002.

 (p) ChoicePlus and ChoicePlus II Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amend- ment No. 10 (File No.
 333-40937) filed on April 19, 2002.

 (q) ChoicePlus II Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

 (r) ChoicePlus II Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

 (s) ChoicePlus II Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

  (t) ChoicePlus II 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

  (u) ChoicePlus II Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) ' filed on August 8, 2001.

  (v) ChoicePlus II 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

 (w) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on
October 11, 2002.

(x) Accumulation Benefit Enhancement (ABE) incorporated herein by reference to Post-Effective Amendment No. 10
       (File No. 333-40937) filed on April 19, 2002.

(y) Estate Enhancement Benefit Rider w/5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amend- ment No. 10 (File No. 333-40937) filed on April 19, 2002.

(z) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333- 40937) filed on October 11, 2002.

(aa) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937)filed on April 24, 2003.

(bb) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.


(cc) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(dd) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333- 40937) filed on April 24, 2003.

(ee) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333- 40937) filed on April 24, 2003.

(ff) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333- 40937) filed on April 24, 2003.

(gg) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(hh) Variable Annuity Income Rider (I4LA-NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(ii) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No.14 (File No. 333-40937) filed on April 24, 2003.

(jj) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on
April 24, 2003.
                                                                  B-4

(kk) 32793 GMWB Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937)
       filed on April 24, 2003.

(ll) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937)
       filed on April 24, 2003.


(mm) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File
       No. 333- 40937) filed on April 24, 2003.

(nn) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937)
       filed on April 24, 2003.

(oo) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File
       No. 333- 40937) filed on April 24, 2003.

(pp) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(qq) GOP prorate incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(rr) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

(ss) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

(tt) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2003.

 (uu) (Variable Annuity Income Rider (I4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed
n April 15, 2003.

 (vv) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

 (ww) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on
 June 20, 2005.

 (xx) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on
June 20, 2005.

 (yy) Variable Annuity Income Rider (i4LA-NQ PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

 (zz) Variable Annuity Income Rider (i4LA-Q PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

 (aaa) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective
             Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

 (bbb) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective
             Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

 (ccc) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective
             Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

 (ddd) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 19, 2006.

 (eee) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 19, 2006.

 (fff) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

 (ggg) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

 (hhh)       Variable Annuity Rider (32793 7/06) incorporated herein by
reference to Post-Effective Amendment No.   25 (File No. 333- 40937) filed on
 December 21, 2006.

 (iii) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

 (jjj) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

 (kkk) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

 (lll) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505)
filed on April 3, 2009.

 (mmm) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

 (nnn) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

 (ooo) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
                                                                  B-6

(5) (a) ChoicePlus Application incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

    (b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8,
2001.

    (c) ChoicePlus Assurance (B Share) Application (CPAB 1/08) incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-40937) filed on April 10, 2008.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

    (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) (a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

     b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5
(File No. 333-138190) filed on April 8, 2008.

(8) (a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
         (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No.
              1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

         (ii) DWS Investment VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

         (iii)Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333- 139960) filed on April 1, 2008.

         (iv) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

         (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

         (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960)
 filed on April 1, 2008.

         (vii)MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.
                                                                  B-7

        (viii)American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333- 63505) filed on April 3, 2009.

        (ix) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) f iled on April 3, 2009.

        (x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

        (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

        (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

        (xiii)Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333- 139960) filed on April 1, 2008.

        (xiv) DWS Variable Series Funds II (f/k/a Scudder/Kemper Investments) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

        (xv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

        (xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

 (b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

        (i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

        (ii) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

   (iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

   (iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

   (v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

   (vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
                                                                  B-8

         (vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

         (viii)Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

         (ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

         (x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

         (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May
29, 2008.

         (xii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

       c)Accounting and Financial Administration Services Agreement among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on
November 28, 2007.

(9) (a) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1
(File No. 333-40937) filed on September 3, 1998.

       b)Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to ( the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-40937) filed on June 15, 2001.

       c)Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to ( legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14
     (File No. 333-40937) filed April 24, 2003.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)

       (b)Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-40937) filed on April 14, 2009.

(11)  Not Applicable

(12)  Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post- Effective Amendment No. 23 (File No. 333-68842) filed on October 2, 2009.

Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name                                  Positions and Offices with Depositor
Dennis R. Glass**                     President and Director
Chuck C. Cornelio**                   Executive Vice President, Chief Administrative Officer
Frederick J. Crawford**               Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***                Vice President and Chief Compliance Officer
Mark E. Konen****                     Senior Vice President and Director
See Yeng Quek*****                    Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*                        Vice President and Director
Dennis L. Schoff**                    Senior Vice President and General Counsel
Charles A. Brawley, III**             Vice President and Secretary
Rise' C.M. Taylor*                    Vice President and Treasurer

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor
Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, CT 06103 ****Principal business address is 100 North Greene Street, Greensboro, NC 27401 *****Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners
As of August 31, 2009 there were 136,252 contract owners under Account N.
                                                                 B-10

Item 28. Indemnification
(a) Brief description of indemnification provisions.

    In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

    Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter
(a)
    Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Vari- able Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flex- ible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Vari- able Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lin- coln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.
 (b) Officers and Directors of Lincoln Financial Distributors, Inc.
Name                                     Positions and Offices with Underwriter
Wilford H. Fuller*              President, Chief Executive Officer and Director
David M. Kittredge*                                      Senior Vice President
Randal J. Freitag*                                Vice President and Treasurer
Patrick J. Caulfield**             Vice President and Chief Compliance Officer
Joel Schwartz*                                     Vice President and Director
James Ryan*                                        Vice President and Director
Keith J. Ryan***                     Vice President and Chief Financial Officer
Patricia A. Insley*                                                   Director
Thomas O'Neill*                                                       Director
Linda E. Woodward***                                                  Secretary


*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT
06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN
46802

(c) N/A
                                                                 B-11

Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services
Not Applicable.

Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Con- tract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e)
    Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action let- ter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.
                                                                 B-12


SIGNATURES
--------------------------------------------------------------------------------------------------------------------
a) As required by the Securities Act of 1933 and the Investment Company Act of
   1940, the Registrant has caused this Post-Effective Amendment No. 34 to the
   Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 5th day of November, 2009.

Lincoln Life Variable Annuity Account N (Registrant)
Lincoln ChoicePlus, Lincoln ChoicePlus II, and Lincoln ChoicePlus Assurance (B Share)

By:                                                    /s/ Delson R. Campbell
                                                       Delson R. Campbell
                                                       Assistant Vice President, The Lincoln National Life
                                                       Insurance Company
                                                        (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:                                                    /s/ Brian A. Kroll
                                                       Brian A. Kroll
                                                       (Signature-Officer of Depositor)
                                                       Vice President, The Lincoln National Life Insurance
                                                       Company
                                                       (Title)

--------------------------------------------------------------------------------------------------------------------
(b) As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed by the following persons in their capacities indicated on November 5, 2009.

Signature                                               Title

*
----------------------------------------        President and Director
Dennis R. Glass                                (Principal Executive Officer)
*
----------------------------------------        Executive Vice President,
Frederick J. Crawford                           Chief Financial Officer and Director
                                                (Principal Financial Officer)
*
----------------------------------------        Executive Vice President and Chief Adminstrative Officer
Charles C. Cornelio
*
----------------------------------------        Senior Vice President and Director '
Mark E. Konen
*
----------------------------------------        Senior Vice President, Chief Investment Officer and Director
See Yeng Quek
*
----------------------------------------        Vice President and Director
Keith J. Ryan

*By:/s/ Delson R. Campbell      Pursuant to a Power of Attorney
         Delson R. Campbell

                                                                 B-13